Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000152643 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000152643 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152643 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152643 | 78462F103 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152643 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152643 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152643 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152643 | 74347X864 | ProShares UltraPro S&P 500
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152643 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152643 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152643 | Energy127097103
Holdings [Line Items]
Percent of Total Investments	10.90%
C000152643 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.70%
C000152643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152643 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152643 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152643 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152643 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000152642 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000152642 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152642 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152642 | 78462F103 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152642 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152642 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152642 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152642 | 74347X864 | ProShares UltraPro S&P 500
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152642 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152642 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152642 | Energy127097103
Holdings [Line Items]
Percent of Total Investments	10.90%
C000152642 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.70%
C000152642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152642 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152642 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152642 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000152645 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000152645 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152645 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152645 | 78462F103 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152645 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152645 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152645 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152645 | 74347X864 | ProShares UltraPro S&P 500
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152645 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152645 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152645 | Energy127097103
Holdings [Line Items]
Percent of Total Investments	10.90%
C000152645 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.70%
C000152645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152645 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152645 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152645 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152645 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152645 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152645 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000152646 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000152646 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152646 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152646 | 78462F103 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152646 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152646 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152646 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152646 | 74347X864 | ProShares UltraPro S&P 500
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152646 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152646 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152646 | Energy127097103
Holdings [Line Items]
Percent of Total Investments	10.90%
C000152646 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.70%
C000152646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152646 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152646 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152646 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152646 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000152644 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000152644 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000152644 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152644 | 78462F103 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152644 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152644 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152644 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152644 | 74347X864 | ProShares UltraPro S&P 500
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152644 | 751212101 | Ralph Lauren Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152644 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152644 | Energy127097103
Holdings [Line Items]
Percent of Total Investments	10.90%
C000152644 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	88.70%
C000152644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152644 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152644 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152644 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152644 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000236511 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236511 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236511 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000236511 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000236511 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236511 | Fixed Income - Other46435G102
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236511 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000236512 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236512 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236512 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000236512 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000236512 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236512 | Fixed Income - Other46435G102
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236512 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000236510 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236510 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236510 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000236510 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000236510 | 464288281 | iShares J.P. Morgan USD Emerging Markets Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236510 | Fixed Income - Other46435G102
Holdings [Line Items]
Percent of Total Investments	100.00%
C000236510 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000174412 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000174412 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174412 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174412 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174412 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174412 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000174412 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000174412 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	100.00%
C000174412 | Equity
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000174412 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000213465 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000213465 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000213465 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000213465 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000213465 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000213465 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000213465 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000213465 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	100.00%
C000213465 | Equity
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000213465 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000174413 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000174413 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000174413 | 25459W862 | Direxion Daily S&P 500 Bull 3X
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174413 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174413 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000174413 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000174413 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000174413 | Equities25459W862
Holdings [Line Items]
Percent of Total Investments	100.00%
C000174413 | Equity
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000174413 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000143207 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000143207 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143207 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000143207 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000143207 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143207 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143207 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143207 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143207 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143207 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143207 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143207 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000143207 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000143207 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	97.40%
C000143207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000143208 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143208 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000143208 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000143208 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143208 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143208 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143208 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143208 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143208 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143208 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143208 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143208 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143208 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000143208 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000143208 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	97.40%
C000143208 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000143209 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143209 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000143209 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000143209 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143209 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143209 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143209 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143209 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143209 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143209 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143209 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143209 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143209 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000143209 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000143209 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	97.40%
C000143209 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000143210 | 74347R107 | ProShares Ultra S&P500
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143210 | 921910816 | Vanguard Mega Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000143210 | 46090E103 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000143210 | 74347X831 | ProShares UltraPro QQQ
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143210 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143210 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143210 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143210 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143210 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143210 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143210 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000143210 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000143210 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	97.40%
C000143210 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%